Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Related Party Transaction [Line Items]
Loans outstanding at beginning of year	$ 9,683
New loans	576
Repayments	(1,282)
Loans outstanding at end of year	$ 8,977